Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2014
ProShares High Yield-Interest Rate Hedged
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HIGH YIELD — INTEREST RATE HEDGED
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProShares High Yield—Interest Rate Hedged (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Citi High Yield (Treasury Rate-Hedged) Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 36% of the average value of its entire portfolio. The Fund’s portfolio turnover rate is calculated without regard to derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate may be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Index (Bloomberg Ticker: “CFIIHYHG”) is comprised of (a) long positions in USD-denominated high yield corporate bonds (“high yield bonds”) and (b) short positions in U.S. Treasury notes or bonds (“Treasury Securities”) of, in aggregate, approximate equivalent duration to the high yield bonds. In entering these positions, the Index seeks to achieve an overall effective duration of zero.

By taking these short Treasury Securities positions, the Index seeks to mitigate the negative impact of rising Treasury interest rates (“interest rates”) on the performance of high yield bonds (conversely limiting the positive impact of falling interest rates). The short positions are not intended to mitigate other factors influencing the price of high yield bonds, such as credit risk, which may have a greater impact than rising or falling interest rates.

The long high yield bond positions included in the Index are designed to represent the more liquid universe of high yield bonds offered within the United States. Currently, the bonds eligible for inclusion in the Index include high yield bonds that are issued by companies domiciled in the U.S. and Canada, and that: are fixed-rate (including callable bonds); have a maximum rating of Ba1/BB+ by either Moody’s Investors Service, Inc. (“Moody’s”) or Standard and Poor’s Financial Services, LLC (“S&P”); and are subject to minimum issue outstanding, minimum time-to-maturity and maximum-time from issuance criteria. Pay-in-kind and zero-coupon bonds are excluded. No more than two issues from each issuer are allowed, and no more than two percent (2%) of the Index is allocated to any single issuer. The Index is reconstituted and rebalanced (including a reset of the interest rate hedge) on a monthly basis.

Relative to a long-only investment in the same high yield bonds, the Index should outperform in a rising interest rate environment and underperform in a falling or static interest rate environment. Performance of the Index could be particularly poor in risk-averse, flight-to-quality environments when it is common for high yield bonds to decline in value and for interest rates to fall. In addition, the performance of the Index, and by extension the Fund, depends on many factors beyond rising or falling interest rates, such as the perceived level of credit risk in the high yield bond positions. These factors may be as or more important to the performance of the Index than the impact of interest rates. As such, there is no guarantee that the Index, and accordingly, the Fund, will have positive performance even in environments of sharply rising interest rates. The Index may be more volatile than a long-only position in the same high yield bonds.

As of June 30, 2014, the Index was comprised of approximately 143 bonds issued from approximately 101 different issuers.

For a further description of the Index, please see “Additional Information on Certain Underlying Indexes” in the back of the Fund’s Full Prospectus.

The Fund invests in a combination of securities and derivatives that ProShare Advisors believes should track the performance of the Index. Under normal circumstances, the Fund will invest at least 80% of its total assets in high-yield bonds included in the Index.

The securities and derivatives that the Fund will principally invest in are set forth below. Cash balances will typically be held in money market instruments.
  Debt Securities — The Fund invests in debt securities, primarily high yield bonds, that are issued by corporate issuers that are rated below “investment-grade” by either Moody’s or S&P. Credit rating agencies evaluate issuers and assign ratings based on their opinions of the issuer’s ability to pay interest and principal as scheduled. Those issuers with a greater risk of default—not paying interest or principal in a timely manner—are rated below investment grade. Such debt securities may include Rule 144A securities, which generally are restricted securities that are only available to “qualified” investors.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds or funds (including exchange-traded funds (“ETFs”)), interest rates or indexes. The Fund primarily invests in derivatives as a substitute for obtaining short exposure in U.S. Treasury Securities but may also do so to a limited extent to obtain high yield bond exposure. These derivatives principally include:
  Futures Contracts — Standardized contracts traded on, or subject to the rules of, an exchange that call for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement. The Fund will use futures contracts to obtain short exposure to U.S. Treasury Securities.
ProShare Advisors follows a passive approach to investing that is designed to track the performance of the Index. The Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in investments that make up the Index or in financial instruments that provide similar exposure. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index or securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index, including the general credit profile of the Index. ProShare Advisors does not invest the assets of the Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security or instrument, nor does it conduct conventional investment research or analysis or forecast market movement or trends, in managing the assets of the Fund. In seeking to match the general credit profile of the Index, ProShare Advisors will rely solely on credit ratings provided by Moody’s and S&P. To the extent the Fund is overweight in a security that is perceived by the markets to have increased credit risk, the Fund’s performance will be adversely affected.

The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends, direction or the financial condition of a particular high yield bond issuer.

The Fund will concentrate its investments in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2014, the Index was concentrated in the industrials industry group, which comprised approximately 84% of the market capitalization of the Index’s long exposure.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2014, the Index was concentrated in the industrials industry group, which comprised approximately 84% of the market capitalization of the Index’s long exposure.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.
  High Yield Risk — Exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of credit, prepayment, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance.
  Hedging Risk — The Index seeks to mitigate the potential negative impact of rising Treasury interest rates on the performance of high yield bonds. The short positions in U.S. Treasury Securities are not intended to mitigate credit risk or other factors influencing the price of high yield bonds, which may have a greater impact than rising or falling interest rates. There is no guarantee that the short positions will completely eliminate the interest rate risk of the long high yield bond positions. While the Fund seeks to achieve an effective duration of zero, the hedge cannot fully account for changes in the shape of the Treasury interest rate (yield) curve. Because the duration hedge is reset on a monthly basis, interest rate risk can develop intra-month. The Fund could lose money if either or both the Fund’s long and short positions produce negative returns.

  Hedging may limit potential gains from the exposure to the high yield bonds if interest rates decline or remain unchanged. When interest rates fall, an unhedged investment in the same high yield bonds will outperform the Fund. Performance of the Fund could be particularly poor in risk-averse, flight-to-quality environments when it is common for high yield bonds to decline in value and for interest rates to fall. Furthermore, when interest rates remain unchanged, an investment in the Fund will underperform a long-only investment in the same high yield bonds.

  The Index may also contain a significant allocation to callable high yield bonds, which are subject to call/prepayment risk (see “Debt Instrument Risk” below); callable bonds may have lower sensitivity to interest rate declines than non-callable bonds or U.S. Treasury Securities. In certain falling interest rate environments, this could result in disproportionately larger losses in the short Treasury positions relative to the gains in the long high yield bond positions attributable to falling interest rates.
  Risks Associated with the Use of Derivatives — The Fund obtains investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives. These risks include liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
  Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. This may be due, in many cases, to the impact of a limited trading market in the component Index bonds on the calculation of the Index. Other factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index or in financial instruments. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, the Fund’s underlying investments may trade on markets that may not be open on the same day as the Fund. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.
  Debt Instrument Risk — The Fund invests in, or seeks exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds at lower interest rates. These factors may cause the value of an investment in the Fund to change.
  Credit Risk — Due to its investments in high yield bonds, the Fund will be subject to the risk that an issuer of a high yield bond is unwilling or unable to make timely payments to meet its contractual obligations. At times when credit risk increases, the price of the high yield bonds that comprise the Index (and therefore the value of the Fund) will typically decrease. Conversely, when credit risk of the bonds decreases, the level of the Index (and the value of the Fund) will typically increase. In using sampling techniques, the Fund may be overexposed to certain securities that would adversely affect the Fund upon the markets’ perceived view of increased credit risk or upon a downgrade or default of such securities. The hedging methodology of the Index does not seek to mitigate credit risk.
  Interest Rate Risk — Interest rate risk is the risk that debt securities or related financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. The Index (and therefore the Fund) seeks to mitigate this risk by taking short positions in U.S. Treasury Securities; such short positions should increase in value in rising interest rate environments and should decrease in value in falling interest rate environments, thereby mitigating potential gains and losses in the high yield bond positions of the Fund arising from changing Treasury interest rates. The Index does not attempt to mitigate credit risk or other factors which may have a greater influence on high yield bonds than interest rate risk. Such other factors may impact high yield bond prices in an opposite way than interest rates making it difficult to directly observe the impact of changes in interest rates on high yield bonds. When interest rates fall, an unhedged investment in the same high yield bonds will outperform the Fund. Because the duration hedge is reset on a monthly basis, interest rate risk can develop intra-month. Furthermore, while the Index is designed to hedge the interest rate exposure of the long high yield bond positions, it is possible that a degree of exposure may remain even at the time of rebalance.
  Restricted Securities Risk — Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. At times, such securities cannot be readily bought or sold and the Fund might be unable to acquire or dispose of such securities promptly or at reasonable prices, which may result in a loss to the Fund. A restricted security that was liquid at the time of purchase may subsequently become illiquid.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
  Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Fund’s performance, such as: i) the possibility that a foreign government may withhold portions of interest and dividends at the source; ii) less publicly available information about foreign issuers; and iii) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to obtain exposure to those foreign investments at appropriate times.
  Fixed Income and Market Risk — The fixed income markets can be volatile, and the value of securities, futures, and other instruments correlated with these markets may fluctuate dramatically from day-to-day. Fixed income markets are subject to adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, fixed income securities in the Index may underperform other fixed income investments that track other markets, segments and sectors. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.
  Industrial Industry Debt Risk — The Fund is subject to risks related to the debt issued by companies in the industrial economic sector to the same extent as the Index is so concentrated, including effects on issuer credit from: supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; government regulation, world events and economic conditions; and risks for environmental damage and product liability claims.
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
  Market Price Variance Risk — The Fund’s shares are listed for trading on BATS Exchange and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, the securities held by the Fund may be traded in markets that close at a different time than the BATS Exchange. Because the Fund and the Index generally value such securities as of their bond market closing time, the daily net asset value (“NAV”) and Index performance will vary from the market performance of the Fund as of the BATS Exchange close (typically at 4:00 p.m., Eastern Time). Furthermore, liquidity in such securities may be reduced after the applicable closing times. This may cause wider spreads and larger premium and discounts than would otherwise be the case if each market was open until the close of trading on the BATS Exchange. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings. Because of the nature of high yield bonds, shares may typically trade at a larger premium or discount to the value of the Fund’s holdings than shares of many other ETFs. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming directly with the Fund.
  Portfolio Turnover Risk — Active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Such activity may have a particularly significant impact on funds (like the Fund) that seek long exposure to high yield bonds.
  Short Sale Exposure Risk — The Fund may seek inverse or “short” exposure through financial instruments such as futures contracts, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as futures contracts, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments on the Fund’s short positions will negatively impact the Fund.
  Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
ProShares High Yield-Interest Rate Hedged | ProShares High Yield-Interest Rate Hedged
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	0.98%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	264
5 Years	rr_ExpenseExampleYear05	495
10 Years	rr_ExpenseExampleYear10	$ 1,158

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.50% through September 30, 2015. After that date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.